RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Outstanding amounts due from related parties:
Other Receivables, Related Parties	¥ 17,348,048		¥ 23,756,223
Accounts receivables from related party	29,417,134		410,358,136
Other payables due to a related party:
Accounts payable - related parties	15,863,346	$ 2,489,305	14,113,577
Other payables to Desun for leasing of land and buildings			275,075
Other Payables, Related Parties	2,229,986		71,515,404
Prepayments to JinkoPower for outsourcing services
Outstanding amounts due from related parties:
Other Receivables, Related Parties	11,990,502		20,609,442
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	5,357,546		3,146,781
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party			33,638,826
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party	29,417,134		376,719,310
JinkoTiansheng Member [Member]
Other payables due to a related party:
Accounts payable - related parties	15,863,346		14,113,577
Jinko Power
Outstanding amounts due from related parties:
Other Assets, Related Parties	3,291,940		107,318,909
Notes receivables from JinkoPower for provision of guarantee			33,001,402
Other payables due to a related party:
Other Payables, Related Parties	¥ 2,229,986		¥ 71,240,329